Consolidated Statements of Changes In Shareholders' Equity - USD ($)	Issued capital [member] Common shares issued on public offering [member]	Issued capital [member] Warrants issued on public offering [member]	Issued capital [member] Compensation options issued to brokers [member]	Issued capital [member]	Reserve of equity component of convertible instruments [member]	Warrants [member] Compensation options issued to brokers [member]	Warrants [member] Warrants issued with debt financing [member]	Warrants [member] Warrants issued [member]	Warrants [member]	Share premium [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Equity at Dec. 31, 2016				$ 103,357,862					$ 2,013,747	$ 29,062,874	$ (2,088,117)	$ (104,075,356)
Statement Line Items [Line Items]
Funds from the exercise of stock options				123,528
Fair value of stock options exercised				134,831						(134,831)
Stock isued on the exercise of warrants and compensation warrants
Warrants and compensation warrants exercised, historical fair value									(901,417)
Equity issued								$ 5,985,378	5,985,378
Share issue costs
Equity at Dec. 31, 2017				103,616,221					5,985,378	32,102,967	(1,758,632)	(116,873,153)	$ 23,072,781
Statement Line Items [Line Items]
Fair value of equity component of convertible debentures
Fair value of expired warrants									(1,112,330)
Stock-based compensation										3,174,924
Other comprehensive income (loss) attributable to common shareholders - translation adjustment											329,485		362,679
Net loss												(12,797,797)	(12,797,797)
Funds from the exercise of stock options				87,974
Fair value of stock options exercised				82,330						(82,330)
Stock isued on the exercise of warrants and compensation warrants				1,028,471
Warrants and compensation warrants exercised, historical fair value				447,270					(447,270)
Equity issued	10,663,548	(2,286,426)	(479,204)			479,204		2,286,426	2,286,426
Share issue costs				(1,131,990)
Equity at Dec. 31, 2018				112,028,194					8,303,738	36,042,754	(2,083,514)	(133,195,932)	21,095,240
Statement Line Items [Line Items]
Fair value of equity component of convertible debentures
Fair value of expired warrants
Stock-based compensation										4,022,117
Other comprehensive income (loss) attributable to common shareholders - translation adjustment											(324,882)		(543,557)
Net loss												(16,322,779)	(16,322,779)
Funds from the exercise of stock options				60,028
Fair value of stock options exercised				55,950						(55,950)
Stock isued on the exercise of warrants and compensation warrants
Warrants and compensation warrants exercised, historical fair value
Equity issued							$ 221,620		221,620
Share issue costs
Equity at Dec. 31, 2019				$ 112,144,172	627,511				8,525,358	38,799,337	(1,908,715)	(139,148,807)	19,038,856
Statement Line Items [Line Items]
Fair value of equity component of convertible debentures					$ 627,511
Fair value of expired warrants
Stock-based compensation										$ 2,812,533
Other comprehensive income (loss) attributable to common shareholders - translation adjustment											$ 174,799		3,109
Net loss												$ (5,952,875)	$ (5,952,875)